Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS THIRD CENTURY FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000030167
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2012
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCAX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTCCX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTCX
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRTHX

DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC
Fund Summary
Investment Objective
The fund seeks to provide capital growth,
with current income as a secondary goal by investing in stocks that meet certain financial as well as social criteria.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees DREYFUS THIRD CENTURY FUND INC	Class A	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses DREYFUS THIRD CENTURY FUND INC	Class A	Class C	Class I	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) fees	none	0.75%	none	none
Other expenses (including shareholder services fees)	0.56%	0.55%	0.17%	0.32%
Total annual fund operating expenses	1.31%	2.05%	0.92%	1.07%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DREYFUS THIRD CENTURY FUND INC (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	701	966	1,252	2,063
Class C	308	643	1,103	2,379
Class I	94	293	509	1,131
Class Z	109	340	590	1,306

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption DREYFUS THIRD CENTURY FUND INC (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	701	966	1,252	2,063
Class C	208	643	1,103	2,379
Class I	94	293	509	1,131
Class Z	109	340	590	1,306

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64.12% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goals, the fund, under normal circumstances, invests at least 80%
of its net assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund's investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including value, growth and financial profile.

Next, based on fundamental analysis, the portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research.

The portfolio managers then evaluate each stock to determine whether the company enhances the quality of life in America by considering its record in the areas of protection and improvement of the environment and the proper use of our natural resources, occupational health and safety, consumer protection and product purity and equal employment opportunity.

The portfolio managers then further examine the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio managers consider to be the most attractive based on financial considerations.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Social investment risk. A socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund's returns may be lower than those funds that are not subject to such special investment considerations.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance information may be available at
www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class Z

Best Quarter Q2, 2009: 17.10% Worst Quarter Q4, 2008: -21.30% The year-to-date total return of the fund's Class Z shares as of June 30, 2012 was 8.14%.
After-tax performance is shown only for Class Z shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns DREYFUS THIRD CENTURY FUND INC	Label	1 Year	5 Years	10 Years
Class A	Class A returns before taxes	(5.40%)	0.20%	0.59%
Class C	Class C returns before taxes	(1.22%)	0.67%	0.44%
Class I	Class I returns before taxes	0.84%	1.80%	1.54%
Class Z	Class Z returns before taxes	0.69%	1.66%	1.44%
After Taxes on Distributions Class Z	Class Z returns after taxes on distributions	0.59%	1.57%	1.39%
After Taxes on Distributions and Sales Class Z	Class Z returns after taxes on distributions and sale of fund shares	0.59%	1.41%	1.23%
S&P 500 Comp Stock Price Index	S&P 500 Comp Stock Price Index reflects no deduction for fees, expenses or taxes	2.09%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 1, 2012
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide capital growth,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with current income as a secondary goal by investing in stocks that meet certain financial as well as social criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 8 of the Prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the
		fund's portfolio turnover rate was 64.12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.12%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goals, the fund, under normal circumstances, invests at least 80%
of its net assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund's investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including value, growth and financial profile.

Next, based on fundamental analysis, the portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research.

The portfolio managers then evaluate each stock to determine whether the company enhances the quality of life in America by considering its record in the areas of protection and improvement of the environment and the proper use of our natural resources, occupational health and safety, consumer protection and product purity and equal employment opportunity.

The portfolio managers then further examine the companies determined to be eligible for purchase, by industry or sector, and select investments from those companies the portfolio managers consider to be the most attractive based on
		financial considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Social investment risk. A socially responsible investment criteria may limit the number of investment opportunities available to the fund, and as a result, at times the fund's returns may be lower than those funds that are not subject
		to such special investment considerations.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results.  More recent performance information may be available at
		www.dreyfus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class Z
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if
		those charges were included, returns would have been less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 17.10% Worst Quarter Q4, 2008: -21.30% The year-to-date total return of the fund's Class Z shares as of June 30, 2012 was 8.14%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class Z shares. After tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown only for Class Z shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | S&P 500 Comp Stock Price Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Comp Stock Price Index reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.56%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	701
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	966
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	0.59%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.22%)
5 Years	rr_AverageAnnualReturnYear05	0.67%
10 Years	rr_AverageAnnualReturnYear10	0.44%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	1.54%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	109
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	590
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
Annual Return 2002	rr_AnnualReturn2002	(29.37%)
Annual Return 2003	rr_AnnualReturn2003	25.87%
Annual Return 2004	rr_AnnualReturn2004	5.93%
Annual Return 2005	rr_AnnualReturn2005	3.47%
Annual Return 2006	rr_AnnualReturn2006	9.01%
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(34.30%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	14.49%
Annual Return 2011	rr_AnnualReturn2011	0.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.30%)
Label	rr_AverageAnnualReturnLabel	Class Z returns before taxes
1 Year	rr_AverageAnnualReturnYear01	0.69%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	1.44%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class Z | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z returns after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	1.39%
DREYFUS THIRD CENTURY FUND INC (Prospectus Summary) | DREYFUS THIRD CENTURY FUND INC | Class Z | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Z returns after taxes on distributions and sale of fund shares
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.23%